Investments	12 Months Ended
Dec. 31, 2020
Investments
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Long-term investments
- Equity securities without readily determinable fair values	228,950,000	218,950,000	33,555,556
Total investments	228,950,000	218,950,000	33,555,556

Debt securities consist of investments in trust products that have stated maturity and normally pay a prospective fixed rate of return, and are carried at amortized cost. The Group recorded investment income on these investments of RMB717,616,  nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, the Group's investment consist of investment in privately-held companies of RMB8,950,000 and limited partnership in private equity funds of RMB210,000,000. There have been no adjustments for price changes to the equity investments without readily determinable fair values for the year ended December 31, 2020. The Group recorded impairment loss of nil, RMB4.7 million and RMB10.0 million for the years ended December 31, 2018, 2019 and 2020, respectively.